INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended												12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Zamil Group	Dec. 31, 2012 International Diol Company	Dec. 31, 2011 International Diol Company	Dec. 31, 2012 White Mountain Titanium Corporation	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Arabian Amines Company lb	Dec. 31, 2012 Louisiana Pigment Company, L.P.	Dec. 31, 2011 Louisiana Pigment Company, L.P.	Dec. 31, 2012 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2012 BASF Huntsman Shanghai Isocyanate Investment BV SLIC	Dec. 31, 2012 International Polyurethanes Investments B.V.	Dec. 31, 2011 International Polyurethanes Investments B.V.	Dec. 31, 2012 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2011 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2012 Nanjing Jinling Huntsman New Material Co., Ltd.	Nov. 13, 2012 Sinopec Jinling Joint venture to be completed in 2014
Investment in unconsolidated affiliates
Total equity method investments	$ 230	$ 197									$ 111	$ 90	$ 81	$ 79			$ 17	$ 12	$ 10	$ 2	$ 1		$ 24	$ 120
Ownership interest (as a percent)											50.00%		50.00%			45.00%		30.00%					49.00%
Investment in cost method unconsolidated affiliates					5	5	3
Ownership percentage in cost method unconsolidated affiliates					4.35%		3.00%
Total investments	238	202
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)															70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)															35.00%
Equity in income of investment in unconsolidated affiliates	7	8	24						18
Financial information of the entity's other unconsolidated affiliates
Assets																				624	621
Liabilities																				257	285
Revenues								40	108											1,083	954	936
Gross profit								7	14
Net Income								$ (2)	$ 10											$ 17	$ 22	$ 10
Other information
Huntsman share of joint venture (as a percent)				50.00%																				49.00%
Joint venture partner share of joint venture (as a percent)				50.00%																				51.00%
Approximate annual capacity of plant (in pounds)										60,000,000